Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	MERGER FUND® VL
Entity Central Index Key	0001208133
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2022
Document Effective Date	Jun. 30, 2021
Prospectus Date	Oct. 01, 2021
The Merger Fund VL | The Merger Fund VL
Prospectus:
Trading Symbol	MERVX